PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS	2 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS [Text Block]

7. PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

a) Property and equipment

A summary of the Company's property and equipment is as follows:

	March 31, 2024	January 31, 2024
	$	$
Land	500,000	500,000
Leasehold improvements	2,057,964	2,027,182
Furniture and fixtures	361,580	361,580
Computer equipment	6,659	6,659
Machinery and equipment	2,419,927	2,399,226
	5,346,130	5,294,647
Less: accumulated depreciation	(1,955,197)	(1,861,553)
	3,390,933	3,433,094

Total depreciation expense for the year ended March 31, 2024 was $93,644 (year ended January 31, 2024 - $559,712). During the year ended March 31, 2024, $81,301 (year ended January 31, 2024 - $474,172) of the total depreciation expense was allocated to inventory. During the year ended March 31, 2024, the Company recorded impairment of property and equipment of $nil (year ended January 31, 2024 - $1,202,227).

b) Right-of-use assets

The Company's right-of-use assets result from its operating leases (Note 12) and consist of land and buildings used in the cultivation, processing, and warehousing of its products.